UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alerian Capital Management LLC
Address: 2100 McKinney Avenue, 18th Floor
         Dallas, TX  75201

13F File Number:  028-12829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Levy
Title:     Chief Financial Officer
Phone:     212-332-7811

Signature, Place, and Date of Signing:

      /s/ Richard Levy     New York, NY     May 12, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $105,951 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HOLDINGS GP LP        COM UNITS LP     01861G100     5690   248054 SH       SOLE                   248054        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103     2480    61900 SH       SOLE                    61900        0        0
AURORA OIL & GAS CORP          COM              052036100     2932  4581512 SH       SOLE                  4581512        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     5688   231115 SH       SOLE                   231115        0        0
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101     8665   474289 SH       SOLE                   474289        0        0
COPANO ENERGY L L C            COM UNITS        217202100     2402    70267 SH       SOLE                    70267        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106     5178   108900 SH       SOLE                   108900        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     7371   161400 SH       SOLE                   161400        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     6876   231500 SH       SOLE                   231500        0        0
INERGY L P                     UNIT LTD PTNR    456615103     8129   291243 SH       SOLE                   291243        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    32494  1710206 SH       SOLE                  1710206        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108     4619   201600 SH       SOLE                   201600        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     1499    37000 SH       SOLE                    37000        0        0
MATRIX SVC CO                  COM              576853105     2068   120347 SH       SOLE                   120347        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     4735    99602 SH       SOLE                    99602        0        0
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102     5125   148600 SH       SOLE                   148600        0        0